Stockholders’ Equity (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2022	Jan. 31, 2022
Equity [Abstract]
Summary of Option Activity

The following is a summary of the Company’s option activity:

	Options	Weighted Average Exercise Price
Outstanding – February 1, 2022	669,000	$0.66
Exercisable – February 1, 2022	666,500	$0.65
Granted	150,000	$1.48
Exercised	(130,000)	$1.00
Outstanding – October 31, 2022	689,000	$0.77
Exercisable – October 31, 2022	539,000	$0.57

The following is a summary of the Company’s option activity:

	Options	Weighted Average Exercise Price
Outstanding – January 31, 2020	891,500	$0.77
Exercisable – January 31, 2020	756,500	$0.71
Granted	7,500	$0.53
Exercised	(24,000)	$0.60
Forfeited/Cancelled	(6,000)	$0.60
Outstanding – January 31, 2021	869,000	$0.70
Exercisable – January 31, 2021	859,000	$0.70
Granted	-	$-
Exercised	(200,000)	$0.81
Outstanding – January 31, 2022	669,000	$0.66
Exercisable – January 31, 2022	666,500	$0.65

Summary of Option Outstanding and Exercisable

	Options Outstanding			Options Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.39 – 1.48	689,000	2.57	$0.77	539,000	$0.57

	Options Outstanding			Options Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.39 – 1.38	669,000	1.83	$0.66	666,500	$0.65

Schedule of Warrants Activity

The following is a summary of the Company’s warrant activity:

	Warrants	Weighted Average Exercise Price
Outstanding – February 1, 2022	-	$-
Exercisable – February 1, 2022	-	$-
Granted	11,800	$2.25
Exercised	-	$-
Outstanding – October 31, 2022	11,800	$2.25
Exercisable – October 31, 2022	11,800	$2.25

The following is a summary of the Company’s warrant activity:

	Warrants	Weighted Average Exercise Price

Outstanding – January 31, 2020	6,056,664	$1.00
Exercisable – January 31, 2020	6,056,664	$1.00
Granted	-	$-
Exercised	(3,631,733)	$1.09
Forfeited/Cancelled	(2,424,931)	$1.39
Outstanding – January 31, 2021	-	$-
Exercisable – January 31, 2021	-	$-
Granted	-	$-
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – January 31, 2022	-	$-
Exercisable – January 31, 2022	-	$-

Schedule of Restricted Stock Option Activity

The following is a summary of the Company’s restricted stock units activity:

	Restricted Stock Units	Weighted Average Exercise Price
Unvested – February 1, 2022	14,000	$2.83
Granted	147,059	$1.36
Vested	-	$-
Forfeited	(14,000)	$2.83
Outstanding – October 31, 2022	147,059	$1.36

Schedule of Warrants Fair Value Assumption
September 13, 2022
Risk-free interest rate	3.58%
Expected life of grants	5 years
Expected volatility of underlying stock	82.52%
Dividends	0%

Schedule of Warrants Outstanding and Exercisable

	Warrants Outstanding			Warrants Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$2.25	11,800	4.87	$2.25	11,800	$2.25